SUPPLEMENT

Dated August ___, 2009

to the

Timothy Plan (the “Trust”)

FAMILY OF FUNDS

PROSPECTUS

DATED APRIL 30, 2009

This Prospectus offers the following series of the Trust (the “Traditional Funds”):

TIMOTHY PLAN AGGRESSIVE GROWTH FUND	TIMOTHY PLAN LARGE/MID CAP VALUE FUND

TIMOTHY PLAN INTERNATIONAL FUND	TIMOTHY PLAN FIXED INCOME FUND

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND	TIMOTHY PLAN HIGH YIELD BOND FUND

TIMOTHY PLAN SMALL CAP VALUE FUND	TIMOTHY PLAN MONEY MARKET FUND

And the following series of the Trust that invest in certain Traditional Funds (collectively, the “Asset Allocation Funds”):

TIMOTHY PLAN STRATEGIC GROWTH FUND

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

The Prospectus of the Timothy Plan Family of Funds is amended as described below. All portions of the Prospectus not specifically amended by this supplement shall remain in full force and effect.

The expense example tables for the Traditional Funds, found on page 21 of the Prospectus, are deleted in their entirety, and replaced with the tables below.

Example:

The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Lastly, the Example assumes that any expense caps or limitations remain in place throughout the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Funds	Time Period	Class A	Class C (with redemption)	Class C (without redemption)
Aggressive Growth Fund	1 Year	726	367	265
	3 Years	1,097	820	820
	5 Years	1,506	1,432	1,432
	10 Years	2,723	3,251	3,251
International Fund	1 Year	721	361	258
	3 Years	1,082	801	801
	5 Years	1,480	1,399	1,399
	10 Years	2,663	3,175	3,175
Large/Mid Cap Growth Fund	1 Year	709	349	247
	3 Years	1,045	765	765
	5 Years	1,416	1,337	1,337
	10 Years	2,517	3,036	3,036
Small Cap Value Fund	1 Year	704	344	242
	3 Years	1,030	749	749
	5 Years	1,389	1,309	1,309
	10 Years	2,457	2,973	2,973
Large/Mid Cap Value Fund	1 Year	703	343	240
	3 Years	1,027	746	746
	5 Years	1,384	1,304	1,304
	10 Years	2,445	2,961	2,961
Fixed Income Fund	1 Year	568	308	205
	3 Years	820	637	637
	5 Years	1,097	1,113	1,113
	10 Years	1,922	2,529	2,529
High Yield Bond Fund	1 Year	594	331	228
	3 Years	901	708	708
	5 Years	1,238	1,237	1,237
	10 Years	2,242	2,809	2,809

Fund	Time Period	No-Load
Money Market Fund	1 Year	71
	3 Years	224
	5 Years	392
	10 Years	892

The expense example tables for the Asset Allocation Funds, found on page 27 of the Prospectus, are deleted in their entirety, and replaced with the tables below.

Example:

The following examples are intended to help you compare the cost of investing in the Asset Allocation Funds with the cost of investing in other mutual funds. The following tables set forth the estimated aggregate expenses of the Asset Allocation Funds, including expenses of the underlying Traditional Funds in which they invest, based upon the expense tables for the Asset Allocation Funds set out above. These estimates assume a constant allocation by each Asset Allocation Fund of its assets in the Traditional Funds as described in the “Basics About the Asset Allocation Funds” section. Actual expenses of the Asset Allocation Funds may be higher or lower than this example. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class as set forth above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Funds	Time Period	Class A	Class C (with redemption)	Class C (without redemption)
Strategic Growth Fund	1 Year	816	462	360
	3 Years	1,373	1,109	1,109
	5 Years	1,987	1,934	1,934
	10 Years	3,812	4,387	4,387
Conservative Growth Fund	1 Year	797	442	340
	3 Years	1,316	1,049	1,049
	5 Years	1,887	1,830	1,830
	10 Years	3,586	4,151	4,151